Due to Former Director - Related Party	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Related Party Transactions [Abstract]
Due to Former Director - Related Party

NOTE 3 – DUE TO FORMER DIRECTOR - RELATED PARTY

Due to director - related party represents unsecured advances made primarily by a former director for operating expenses on behalf of the Company such as intellectual property and formation expenses. The expenses were paid for on behalf of the Company and are due upon demand. The Company is currently not being charged interest under these advances. The total amount owed the former director at March 31, 2019 and June 30, 2018 is $31,587 and $32,898, respectively. The Company plans to repay the notes as its cash resources allow.

NOTE 4 – DUE TO FORMER DIRECTORS - RELATED PARTIES

Due to directors - related parties represents unsecured advances made primarily by a former director for operating expenses on behalf of the Company such as intellectual property and formation expenses. The expenses were paid for on behalf of the Company and are due upon demand. The Company is currently not being charged interest under these advances. The total amount owed the former director at June 30, 2018 and June 30, 2017 is $32,898 and $35,204, respectively. The Company plans to repay the notes as its cash resources allow.